SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investment at cost (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments	¥ 20,831	¥ 16,850